Retirement Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined benefit plan, description	Defined Benefit Plan is to invest in accordance with the following allocation: 27.5% in equities, 35.4% in bonds, 17.3% in real estate, 11.3% in alternative investments and 8.5% in cash and cash equivalents.
Employer contribution	$ 149,543	$ 11,127